UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07857

Oppenheimer Commodity Strategy Total Return Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/28/2012

Item 1. Schedule of Investments.

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

	Shares	Value
Wholly-Owned Subsidiary—23.4%
RAF Fund Ltd.[1,2] (Cost $182,716,732)	4,000,000	$159,402,318

	Principal Amount
Mortgage-Backed Obligations—0.0%
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,4] (Cost $398,721)	$405,715	33,066
U.S. Government Obligations—15.0%
U.S. Treasury Nts.:
0.375%, 10/31/12-11/15/14	9,500,000	9,511,408
0.50%, 10/15/13	10,000,000	10,032,810
0.625%, 1/31/13-7/15/14	16,500,000	16,541,022
0.75%, 8/15/13	5,000,000	5,025,390
1%, 7/15/13-1/15/14	14,000,000	14,110,983
1.125%, 6/15/13	2,000,000	2,013,594
1.25%, 4/15/14	4,000,000	4,063,124
1.375%, 10/15/12-5/15/13	21,000,000	21,088,320
1.75%, 4/15/13	7,000,000	7,060,704
1.875%, 2/28/14	1,500,000	1,535,274
2.25%, 1/31/15	2,000,000	2,092,188
2.375%, 2/18/15	3,200,000	3,361,750
4.125%, 5/15/15	3,000,000	3,300,234
4.25%, 8/15/14	2,700,000	2,901,974

Total U.S. Government Obligations (Cost $102,334,618)		102,638,775
Hybrid Instruments—20.3%
Commodity-Linked Securities—20.3%
Cargill, Inc.:
S&P GSCI TR Index Linked Nts., 0.98%, 8/27/13[5]	7,000,000	6,660,800
S&P GSCI TR Index Linked Nts., 1.008%, 6/11/13[5]	22,000,000	31,818,572
Goldman Sachs Group, Inc. (The):
S&P GSCI ER Index Linked Nts., 0.09%, 10/24/12[5,6]	25,000,000	29,178,841
S&P GSCI ER Index Linked Nts., 0.049%, 9/26/13[5,6]	14,000,000	13,666,323
UBS:
S&P GSCI Industrial Metals TR Index Linked Nts., 0.081%, 10/3/12[6,7,8]	20,000,000	20,899,800
S&P GSCI Precious Metals TR Index Linked Nts, 0.214%, 9/6/13[6,7,9]	4,000,000	4,823,805
S&P GSCI TR Index Linked Nts., 0.261%, 7/2/12[5,6,7]	20,000,000	31,069,299

Total Hybrid Instruments (Cost $112,000,000)		138,117,440

1	Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

	Principal Amount	Value
Short-Term Notes—4.9%
Federal Home Loan Bank:
0.12%, 11/2/12	$7,000,000	$6,999,182
0.13%, 10/5/12	3,000,000	2,999,957
0.13%, 11/30/12	3,500,000	3,499,885
0.13%, 11/8/12	2,000,000	1,999,726
0.13%, 1/8/13	1,500,000	1,499,835
0.13%, 1/11/13	1,500,000	1,499,831
0.15%, 11/16/12	1,000,000	999,815
0.15%, 11/28/12	3,000,000	2,999,904
0.16%, 2/13/13	2,000,000	1,999,550
0.16%, 12/5/12	6,000,000	5,999,676
0.16%, 12/19/12	1,000,000	999,934
0.16%, 1/16/13	2,000,000	1,999,759

Total Short-Term Notes (Cost $33,491,963)		33,497,054

	Shares
Investment Company—36.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[1,10] (Cost $250,211,921)	250,211,921	250,211,921
Total Investments, at Value (Cost $681,153,955)	100.3%	683,900,574
Liabilities in Excess of Other Assets	(0.3)	(1,737,578)

Net Assets	100.0%	$682,162,996

Footnotes to Statement of Investments

*	September 28, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

2	Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 28, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 30, 2011 [a]	Gross Additions	Gross Reductions	Shares September 28, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	528,337,873	269,900,346	548,026,298	250,211,921
RAF Fund Ltd. [b]	4,000,000	—	—	4,000,000

		Value	Income	Realized Loss
Oppenheimer Institutional Money Market Fund, Cl. E		$250,211,921	$606,792	$—
RAF Fund Ltd. [b]		159,402,318	—	5,826,257

		$409,614,239	$606,792	$5,826,257

a.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See accompanying Notes.
b.	Investment in a wholly-owned subsidiary. See Statement of Investments and accompanying Notes of the entity included herein.

2.	Non-income producing security.
3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
4.	Restricted security. The aggregate value of restricted securities as of September 28, 2012 was $33,066, which represents less than 0.005% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	$398,721	$33,066	$365,655

5.	Security is linked to the S&P GSCI, the S&P GSCI Excess Return Index or the S&P GSCI Total Return Index. The indexes currently contain twenty-eight commodities contracts from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.
6.	Represents the current interest rate for a variable or increasing rate security.
7.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $56,792,904 or 8.33% of the Fund’s net assets as of September 28, 2012.
8.	Security is linked to the S&P GSCI Industrial Metals Excess Return Index or the S&P GSCI Industrial Metals Total Return Index. The index currently contains five commodities from the industrial metals sector. Individual components in the index are weighted by their respective world production values.
9.	Security is linked to the S&P GSCI Precious Metals Total Return Index. The index currently is comprised of gold & silver.
10.	Rate shown is the 7-day yield as of September 28, 2012.

3	Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Notes to Statement of Investments

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Hybrid Instruments. The Fund invests in hybrid instruments whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The hybrid instruments are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a hybrid instrument is sold or matures.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 28, 2012 is as follows:

Cost	$398,721
Market Value	$33,066
Market Value as a % of Net Assets	Less than 0.005%

Investment in RAF Fund Ltd. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager and the Sub-Adviser.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized

4	Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities in the annual and semiannual reports and the Fund’s Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S.

5	Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

6	Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

7	Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 28, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$159,402,318	$—	$159,402,318
Mortgage-Backed Obligations	—	33,066	—	33,066
U.S. Government Obligations	—	102,638,775	—	102,638,775
Hybrid Instruments	—	138,117,440	—	138,117,440
Short-Term Notes	—	33,497,054	—	33,497,054
Investment Company	250,211,921	—	—	250,211,921

Total Assets	$250,211,921	$433,688,653	$—	$683,900,574

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

Restricted Securities

As of September 28, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as

8	Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 28, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$681,153,955

Gross unrealized appreciation	$28,663,870
Gross unrealized depreciation	(25,917,251)

Net unrealized appreciation	$2,746,619

9	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

RAF Fund Ltd. (Wholly-Owned Subsidiary)	Principal Amount	Value
Mortgage-Backed Obligations—0.0%
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[1,2] (Cost $82,949)	$239,840	$19,547
U.S. Government Obligations—59.9%
U.S. Treasury Nts.:
0.25%, 1/31/14	500,000	500,352
0.375%, 10/31/12-7/31/13	8,500,000	8,504,398
0.50%, 11/15/13	4,150,000	4,164,268
0.50%, 10/15/13[3]	16,000,000	16,052,496
0.625%, 1/31/13-2/28/13	8,725,000	8,741,638
0.75%, 8/15/13-9/15/13	5,250,000	5,276,767
1%, 1/15/14	1,600,000	1,616,501
1%, 7/15/13[3]	7,500,000	7,549,515
1.125%, 6/15/13	2,700,000	2,718,352
1.25%, 2/15/14-4/15/14	6,400,000	6,494,602
1.375%, 11/15/12-5/15/13	11,200,000	11,257,227
1.75%, 1/31/14	600,000	612,352
1.75%, 4/15/13[3]	7,500,000	7,565,040
1.875%, 2/28/14-4/30/14	1,425,000	1,461,604
2.25%, 5/31/14	1,000,000	1,033,594
4.125%, 5/15/15	5,800,000	6,380,452
4.25%, 8/15/14	5,100,000	5,481,506

Total U.S. Government Obligations (Cost $95,171,868)		95,410,664
Short-Term Notes—9.9%
Federal Home Loan Bank:
0.05%, 10/17/12	700,000	699,963
0.09%, 10/19/12	1,500,000	1,499,906
0.12%, 11/2/12	1,000,000	999,876
0.13%, 11/30/12	1,250,000	1,249,959
0.13%, 10/16/12	400,000	399,978
0.13%, 11/8/12	1,000,000	999,863
0.13%, 1/8/13	500,000	499,945
0.13%, 1/11/13	800,000	799,910
0.14%, 1/14/13	1,500,000	1,499,825
0.15%, 11/28/12	1,500,000	1,499,952
0.15%, 2/1/13	1,000,000	999,795
0.16%, 3/27/13	450,000	449,801
0.16%, 2/22/13	1,200,000	1,199,712
0.16%, 12/5/12	2,200,000	2,199,881
0.16%, 1/16/13	800,000	799,902

Total Short-Term Notes (Cost $15,795,266)		15,798,268

10	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

	Expiration Date	Strike Price	Contracts
Options Purchased—0.1%
Gold 100 Oz. Futures, 12/27/12 Call[4]	11/28/12	$1,750	29	169,070
Gold 100 Oz. Futures, 12/27/12 Call[4]	11/28/12	1,850	30	59,100
Gold 100 Oz. Futures, 12/27/12 Put[4]	11/28/12	1,350	55	1,100

	Expiration Date	Strike Price	Contracts	Value
Gold 100 Oz. Futures, 12/27/12 Put[4]	11/28/12	$1,400	29	$870
Gold 100 Oz. Futures, 12/27/12 Put[4]	11/28/12	1,550	30	5,400

Total Options Purchased (Cost $185,701)				235,540

	Shares
Investment Company—30.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[5,6] (Cost $47,785,000)	47,785,000	47,785,000
Total Investments, at Value (Cost $159,020,784)	99.9%	159,249,019
Other Assets Net of Liabilities	0.1	153,299

Net Assets	100.0%	$159,402,318

Footnotes to Statement of Investments

*	September 28, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
1.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
2.	Restricted security. The aggregate value of restricted securities as of September 28, 2012 was $19,547, which represents 0.01% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	$82,949	$19,547	$63,402

11	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

3.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $28,455,497. See accompanying Notes.
4.	Non-income producing security.
5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 28, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 30, 2011 [a]	Gross Additions	Gross Reductions	Shares September 28, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	77,100,000	161,315,000	190,630,000	47,785,000

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$47,785,000	$101,205

a.	December 30, 2011 represents the last business day of the Fund’s 2011 fiscal year. See accompanying Notes.

6.	Rate shown is the 7-day yield as of September 28, 2012.

Futures Contracts as of September 28, 2012 are as follows:

Contract Description	Buy/Sell	Unrealized Appreciation (Depreciation)	Percentage of Fund Net Assets
Agriculture	Buy	$(681,163)	(0.43)%
Energy	Buy	(5,444,800)	(3.42)
Industrial Metals	Buy	200,664	0.13
Industrial Metals	Sell	24,477	0.02
Livestock	Buy	608,932	0.38
Livestock	Sell	(136,150)	(0.09)
Precious Metals	buy	91,539	0.06
Soft	Buy	(276,341)	(0.17)

		$(5,612,842)	(3.52)%

12	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Written Options as of September 28, 2012 are as follows:

Description	Type	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Gold 100 Oz. Futures, 12/27/12	Call	30	$2,000.000	11/28/12	$11,896	$(9,600)	$2,296
Gold 100 Oz. Futures, 12/27/12	Call	29	1,950.000	11/28/12	11,499	(17,110)	(5,611)
Gold 100 Oz. Futures, 12/27/12	Put	55	1,450.000	11/28/12	69,459	(2,750)	66,709
Gold 100 Oz. Futures, 12/27/12	Put	30	1,650.000	11/28/12	38,896	(24,600)	14,296
Gold 100 Oz. Futures, 12/27/12	Put	29	1,500.000	11/28/12	24,549	(2,610)	21,939

					$156,299	$(56,670)	$99,629

Notes to Statement of Investments

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 28, 2012 is as follows:

Cost	$82,949
Market Value	$19,547
Market Value as a % of Net Assets	0.01%

13	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per

14	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially

15	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

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RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 28, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table Investments, at Value:
Mortgage-Backed Obligations	$—	$19,547	$—	$19,547
U.S. Government Obligations	—	95,410,664	—	95,410,664
Short-Term Notes	—	15,798,268	—	15,798,268
Options Purchased	235,540	—	—	235,540
Investment Company	47,785,000	—	—	47,785,000
Total Investments, at Value	48,020,540	111,228,479	—	159,249,019
Other Financial Instruments:
Futures margins	3,253,017	—	—	3,253,017

Total Assets	$51,273,557	$111,228,479	$—	$162,502,036

Liabilities Table Other Financial Instruments:
Appreciated options written, at value	$(39,560)	$—	$—	$(39,560)
Depreciated options written, at value	(17,110)	—	—	(17,110)
Futures margins	(169,003)	—	—	(169,003)

Total Liabilities	$(225,673)	$—	$—	$(225,673)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total

17	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

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RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for

19	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related commodities, in order to decrease exposure to commodity risk.

During the period ended September 28, 2012, the Fund had an ending monthly average market value of $560,518,330 and $56,903,278 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on individual commodities to decrease exposure to commodity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual commodities to increase exposure to commodity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

20	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

During the period ended September 28, 2012, the Fund had an average market value of $393,313 and $93,528 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual commodities to increase exposure to commodity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual commodities to decrease exposure to commodity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended September 28, 2012, the Fund had an ending monthly average market value of $128,613 and $39,995 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended September 28, 2012 was as follows:

	Call Options		Put Options
	Number of Contracts	Amount of Premiums	Number of Contracts	Amount of Premiums
Options outstanding as of December 30, 2011	—	$—	150	$166,197
Options written	3,361	1,417,177	1,891	620,566
Options closed or expired	(3,276)	(1,384,702)	(1,927)	(653,859)
Options exercised	(26)	(9,080)	—	—

Options outstanding as of September 28, 2012	59	$23,395	114	$132,904

21	Oppenheimer Commodity Strategy Total Return Fund

RAF Fund Ltd.

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Restricted Securities

As of September 28, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

22	Oppenheimer Commodity Strategy Total Return Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/28/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/12/2012